Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 233,594	$ 340,722
Accumulated Amortization	(140,580)	(251,547)
Net Carrying Amount	93,014	89,175
Customer contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	193,194	317,222
Accumulated Amortization	(131,647)	(245,705)
Net Carrying Amount	61,547	71,517
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,500	22,500
Accumulated Amortization	(8,005)	(4,842)
Net Carrying Amount	14,495	17,658
Off-market in-charter contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	17,900
Accumulated Amortization	(928)
Net Carrying Amount	$ 16,972
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,000
Accumulated Amortization		(1,000)
Net Carrying Amount		$ 0
Other intangible assets | FSO
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel	2